SCHEDULE OF SHARE CAPITAL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital
At January 1	$ 132,425	$ 105,263
Issue of new shares for the initial public offering		6,687
Issue of new shares for the conversion of Convertible Bonds		20,475
At December 31	$ 132,425	$ 132,425